Annual Fund Operating Expenses - PIMCO RAE US Fund	Nov. 01, 2021
Institutional
Operating Expenses:
Management Fees	0.40%	[1]
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.41%
Fee Waiver and/or Expense Reimbursement	(0.01%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.40%
I-2
Operating Expenses:
Management Fees	0.50%	[1]
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver and/or Expense Reimbursement	(0.01%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.50%
I-3
Operating Expenses:
Management Fees	0.60%	[1]
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%
A
Operating Expenses:
Management Fees	0.55%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver and/or Expense Reimbursement	(0.01%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%

[1]	Expense information in the table has been restated to reflect current Management Fees.
[2]	PIMCO has contractually agreed, through October 31, 2022, to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to PIMCO Equity Series at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six months from the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.
[3]	PIMCO has contractually agreed, through October 31, 2022, to reduce its supervisory and administrative fee for the Fund’s I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.